Long-term Debt - Long-Term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Debt	$ 3,199,014	$ 3,004,532	$ 2,914,552
Debt, Less current maturities	(9,120)	(232,595)	(209,365)
Debt, excluding current maturities	3,189,894	2,771,937	2,705,187
Deferred financing costs	43,115	24,414	25,864
Deferred financing costs, Less current maturities	0	(6,081)	(5,245)
Deferred financing costs, excluding current maturities	43,115	18,333	20,619
Debt, net of deferred financing costs	3,155,899	2,980,118	2,888,688
Debt, net of deferred financing costs, Less current maturities	(9,120)	(226,514)	(204,120)
Long-term debt, net of deferred financing costs	3,146,779	2,753,604	2,684,568
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt		3,004,532	2,914,552
Debt, Less current maturities		(232,595)	(209,365)
Debt, excluding current maturities		2,771,937	2,705,187
Deferred financing costs		24,414	25,864
Deferred financing costs, Less current maturities	0	(6,081)	(5,245)
Deferred financing costs, excluding current maturities	43,115	18,333	20,619
Debt, net of deferred financing costs		2,980,118	2,888,688
Debt, net of deferred financing costs, Less current maturities	(9,120)	(226,514)	(204,120)
Long-term debt, net of deferred financing costs	3,146,779	2,753,604	2,684,568
4 7/8% Senior Notes [Member]
Debt Instrument [Line Items]
Debt	400,000
Deferred financing costs	5,790
Debt, net of deferred financing costs	394,210
4% Senior Notes [Member]
Debt Instrument [Line Items]
Debt	400,000
Deferred financing costs	5,610
Debt, net of deferred financing costs	394,390
3 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Debt	600,000
Deferred financing costs	8,394
Debt, net of deferred financing costs	591,606
Senior Credit Facility [Member]
Debt Instrument [Line Items]
Debt	598,339	1,127,069	1,291,088
Deferred financing costs	12,697	9,077	11,576
Debt, net of deferred financing costs	585,642	1,117,992	1,279,512
Senior Credit Facility [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt		1,127,069	1,291,088
Deferred financing costs		9,077	11,576
Debt, net of deferred financing costs		1,117,992	1,279,512
Accounts Receivable Securitization Program [Member]
Debt Instrument [Line Items]
Debt	0	175,000	175,000
Deferred financing costs	667	846	1,168
Debt, net of deferred financing costs	667	174,154	173,832
Accounts Receivable Securitization Program [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt		175,000	175,000
Deferred financing costs		846	1,168
Debt, net of deferred financing costs		174,154	173,832
5% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt	535,000	535,000	535,000
Deferred financing costs	2,786	3,237	4,104
Debt, net of deferred financing costs	532,214	531,763	530,896
5% Senior Subordinated Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt		535,000	535,000
Deferred financing costs		3,237	4,104
Debt, net of deferred financing costs		531,763	530,896
5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Debt		510,000	510,000
Deferred financing costs		3,502	4,262
Debt, net of deferred financing costs		506,498	505,738
5 3/8% Senior Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt		510,000	510,000
Deferred financing costs		3,502	4,262
Debt, net of deferred financing costs		506,498	505,738
5 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Debt	653,988	654,345	400,000
Deferred financing costs	7,171	7,752	4,754
Debt, net of deferred financing costs	646,817	646,593	395,246
5 3/4% Senior Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt		654,345	400,000
Deferred financing costs		7,752	4,754
Debt, net of deferred financing costs		646,593	395,246
Other Notes with Various Rates and Terms [Member]
Debt Instrument [Line Items]
Debt	11,687	3,118	3,464
Deferred financing costs	0	0
Debt, net of deferred financing costs	$ 11,687	3,118	3,464
Other Notes with Various Rates and Terms [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt		3,118	3,464
Debt, net of deferred financing costs		$ 3,118	$ 3,464